Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information [Abstract]
Summary of operating results information for each business segment
Selected operating results information for each business segment was as follows for the year ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	Revenues			Income (loss) from operations
	2016	2015	2014	2016	2015	2014
	U.S. Dollars			U.S. Dollars
PCB	30,476	30,138	30,480	(4,012)	(5,902)	(2,422)
Microelectronics	79,047	69,137	57,833	11,942	(2,671)	9,922
Total	109,523	99,275	88,313	7,930	(8,573)	7,500

Summary of reconciliation of segment operating results
The reconciliation of segment operating results information to the Company’s consolidated financial information was as follows:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Income (loss) from operations	7,930	(8,573)	7,500
Unallocated general and administrative expenses	885	1,216	2,056
Share-based compensation expenses	429	270	308
Financial expenses	994	1,877	1,220

Consolidated income (loss) before taxes	5,622	(11,936)	3,916

Schedule of Revenues by Geographic Area
Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
China and Hong Kong	34,276	30,158	28,526
Taiwan	27,718	24,854	17,495
Korea	16,491	13,208	8,889
Asia- Other	11,214	7,836	11,336
United States	10,563	10,219	12,518
Western Europe	5,079	5,380	5,739
Japan	4,182	7,035	3,204
Rest of the world	-	585	606

	109,523	99,275	88,313